Organization - Summary of Assets and Liabilities of Consolidated Trusts Included in Consolidated Balance Sheets (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Organization [Line Items]
Total non-current assets	¥ 2,546,558,560	$ 370,381,581	¥ 888,617,088
Total non-current liabilities	480,392,744	69,870,229	210,555,908
Consolidated Trust [Member]
Organization [Line Items]
Total non-current assets	141,534,200	20,585,296	141,534,200
Total non-current liabilities	¥ 125,000,000	$ 18,180,496	¥ 125,000,000